Investments - Rocky Mountain transactions (Details) - Rocky Mountain $ in Thousands	2 Months Ended	12 Months Ended
	Jan. 31, 1997 lease trust investor	Dec. 31, 2013 lease	Dec. 31, 2012 USD ($) installment lease
Rocky Mountain transactions
Number of long-term lease transactions | lease	6	6
Percentage of undivided ownership interest	74.61%
Number of separate owner trusts to whom undivided interest was leased | trust	6
Number of investors in ownership trusts | investor	3
Term of lease as a percentage of the estimated useful life of the jointly owned utility plant	120.00%
Term of lease	30 years
Number of leases terminated prior to end of lease term | lease			5
Percentage of leases which remained in place			10.00%
Basic rental payments due			$ 30,892
Purchase option price			112,000
Outstanding loan amount			$ 74,000
Percentage to be purchased under first option if financing cannot be arranged			49.00%
Maximum
Rocky Mountain transactions
Additional term of sublease			16 years
AIG Matched Funding Corp
Rocky Mountain transactions
Fund amount under payment undertaking agreement			$ 74,000
Fund amount under equity funding agreement			$ 37,928
Number of installments available to pay to the owner trust | installment			5